SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Revenue from nonmonetary transactions	$ 1,287	$ 2,823	$ 1,244
Sales related tax, percentage of total revenue	8.50%
VAT rate	6.00%
VAT, gross revenue	8,785
Agency fee reversal	6,407
Advertising expenses	767	288	558
Payments by depositary	539	539	539
Government subsidies	$ 210	$ 268	$ 256
Percentage revenue from customer accounting for more than 10% or more of total revenues	11.20%	6.90%	1.70%
Percentage of accounts receivable from customer accounting for more than 10% or more of total accounts receviable	15.30%	7.70%
Minimum [Member]
Significant Accounting Policies [Line Items]
VAT rate	3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
VAT rate	6.00%
Concession Fees [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Concession Fees [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years